Loan Payable (Detail Textuals) - Loans payable	3 Months Ended
Nov. 30, 2020 CAD ($)
Canadian dollar loan
Debt Instrument [Line Items]
Long-term Debt	$ 40,000
Interest rate	0.00%
Percentage of debt forgiveness	25.00%
Maximum amount of loan forgiveness	$ 10,000
3-year term loan
Debt Instrument [Line Items]
Interest rate	5.00%